TAXATION (Details 3)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
TAXATION
Current income tax expense			329,612,294	317,283,820	265,574,760
Deferred tax benefit		(5,925,628)	(35,871,972)	(22,757,864)	(3,388,535)
Income tax expense		$ 48,522,444	293,740,322	294,525,956	262,186,225
Withholding tax rate (as a percent)	5.00%			10.00%